UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap

Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of

BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 08/31/2016

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2016 (Unaudited)	BlackRock Small Cap Growth Fund II
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$161,428,811
Total Investments (Cost — $ 146,420,470) — 100.1%	161,428,811
Liabilities in Excess of Other Assets — (0.1)%	(192,382)

Net Assets — 100.0%	$161,236,429

Notes to Schedule of Investments

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $161,428,811 and 100%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the BlackRock Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended August 31, 2016, there were no transfers between levels.

BLACKROCK SERIES, INC.	AUGUST 31, 2016	1

Schedule of Investments August 31, 2016 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
DigitalGlobe, Inc. (a)	15,066	$408,138
Engility Holdings, Inc. (a)	5,126	153,780
HEICO Corp., Class A	10,020	569,938
Vectrus, Inc. (a)	22,917	773,220

		1,905,076
Air Freight & Logistics — 0.9%
Hub Group, Inc., Class A (a)	36,615	1,492,061
Airlines — 0.4%
Hawaiian Holdings, Inc. (a)	15,073	708,130
Auto Components — 2.4%
American Axle & Manufacturing Holdings, Inc. (a)	22,546	386,438
Cooper-Standard Holding, Inc. (a)	8,299	822,016
Drew Industries, Inc.	820	83,517
Horizon Global Corp. (a)	10,828	192,955
Lear Corp.	657	76,403
Tenneco, Inc. (a)	29,695	1,657,872
Tower International, Inc.	24,932	605,848

		3,825,049
Banks — 2.8%
Bank of the Ozarks, Inc.	2,040	79,927
Central Pacific Financial Corp.	51,251	1,311,513
Fidelity Southern Corp.	24,268	435,611
Great Western Bancorp, Inc.	1,863	63,789
Home BancShares, Inc.	3,159	73,921
South State Corp.	9,369	711,950
Wintrust Financial Corp.	31,881	1,771,946

		4,448,657
Beverages — 0.4%
National Beverage Corp. (a)	887	44,110
Primo Water Corp. (a)	49,530	573,557

		617,667
Biotechnology — 8.4%
Acceleron Pharma, Inc. (a)	1,662	49,877
Achillion Pharmaceuticals, Inc. (a)	42,201	348,580
Acorda Therapeutics, Inc. (a)	7,530	181,322
Aduro Biotech, Inc. (a)	9,023	127,134
Alder Biopharmaceuticals, Inc. (a)	4,277	141,013
Amicus Therapeutics, Inc. (a)	10,450	69,911
Applied Genetic Technologies Corp. (a)	8,360	106,841
Aptevo Therapeutics, Inc. (a)	5,686	15,466
Ardelyx, Inc. (a)	11,104	110,707
ARIAD Pharmaceuticals, Inc. (a)	17,494	180,888
aTyr Pharma, Inc. (a)	40,357	117,842
Audentes Therapeutics, Inc. (a)	50	782
Avexis, Inc. (a)	731	25,834
BioSpecifics Technologies Corp. (a)	4,505	164,838
Catalyst Pharmaceuticals, Inc. (a)	24,838	24,838
Cepheid, Inc. (a)	18,054	619,613
ChemoCentryx, Inc. (a)	34,391	171,955
Clovis Oncology, Inc. (a)	2,786	69,009
Coherus Biosciences, Inc. (a)	6,352	189,099
Concert Pharmaceuticals, Inc. (a)	10,225	99,387
Corvus Pharmaceuticals, Inc. (a)	6,197	84,589

Common Stocks	Shares	Value
Biotechnology (continued)
Cytokinetics, Inc. (a)	19,856	$239,662
Dyax Corp. — CVR (a)	35,077	38,935
Emergent BioSolutions, Inc. (a)	11,950	318,467
Enanta Pharmaceuticals, Inc. (a)	6,982	153,534
Enzon Pharmaceuticals, Inc.	107,723	40,935
EPIRUS Biopharmaceuticals, Inc. (a)	12,121	291
Exact Sciences Corp. (a)	24,119	445,478
Exelixis, Inc. (a)	40,546	452,088
FibroGen, Inc. (a)	18,719	324,026
Five Prime Therapeutics, Inc. (a)	4,601	202,352
Flexion Therapeutics, Inc. (a)	2,652	44,235
Genomic Health, Inc. (a)	9,971	263,932
Halozyme Therapeutics, Inc. (a)	34,949	342,500
Ignyta, Inc. (a)	15,293	84,264
Immune Design Corp. (a)	10,534	74,265
ImmunoGen, Inc. (a)	8,129	22,842
Infinity Pharmaceuticals, Inc. (a)	8,849	13,450
Insys Therapeutics, Inc. (a)(b)	13,855	197,711
Ironwood Pharmaceuticals, Inc. (a)	36,329	484,629
Kindred Biosciences, Inc. (a)	17,201	71,384
Kite Pharma, Inc. (a)	4,923	283,663
Lexicon Pharmaceuticals, Inc. (a)	20,015	277,808
Ligand Pharmaceuticals, Inc. (a)	2,459	254,039
Lion Biotechnologies, Inc. (a)	6,278	49,973
MacroGenics, Inc. (a)	1,516	45,192
Merrimack Pharmaceuticals, Inc. (a)	46,879	216,581
MiMedx Group, Inc. (a)	39,893	288,825
Myriad Genetics, Inc. (a)	18,323	373,056
Natera, Inc. (a)	4,533	45,103
NewLink Genetics Corp. (a)	5,913	60,194
Novavax, Inc. (a)	33,038	225,980
Ophthotech Corp. (a)	7,564	399,455
OPKO Health, Inc. (a)(b)	7,406	67,395
PDL BioPharma, Inc.	43,082	125,369
Peregrine Pharmaceuticals, Inc. (a)	96,697	35,004
Pfenex, Inc. (a)	8,818	63,754
Portola Pharmaceuticals, Inc. (a)	11,763	239,495
Prothena Corp. PLC (a)	3,667	183,277
PTC Therapeutics, Inc. (a)	8,659	71,090
Puma Biotechnology, Inc. (a)	7,131	421,799
Radius Health, Inc. (a)	3,259	178,724
Raptor Pharmaceutical Corp. (a)	38,604	287,600
Repligen Corp. (a)	11,440	354,526
Retrophin, Inc. (a)	8,999	144,164
Rigel Pharmaceuticals, Inc. (a)	54,807	184,700
Sage Therapeutics, Inc. (a)	1,077	40,032
Sangamo BioSciences, Inc. (a)	29,062	124,676
Sarepta Therapeutics, Inc. (a)	4,927	128,447
Seres Therapeutics, Inc. (a)	1,598	16,731
Spark Therapeutics, Inc. (a)	1,090	61,672
Spectrum Pharmaceuticals, Inc. (a)	27,302	144,974
Strongbridge Biopharma PLC (a)	6,925	32,963
Synergy Pharmaceuticals, Inc. (a)	3,760	17,785
TESARO, Inc. (a)	3,263	276,343
Threshold Pharmaceuticals, Inc. (a)	31,278	33,467
Trevena, Inc. (a)	11,651	78,994
Ultragenyx Pharmaceutical, Inc. (a)	5,717	376,865
United Therapeutics Corp. (a)	780	95,378

Portfolio Abbreviations

ADR	American Depositary Receipts
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

BLACKROCK MASTER LLC	AUGUST 31, 2016	1

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Biotechnology (continued)
Vanda Pharmaceuticals, Inc. (a)	14,551	$223,794
vTv Therapeutics, Inc., Class A (a)	9,148	51,686
Xencor, Inc. (a)	10,424	220,259
ZIOPHARM Oncology, Inc. (a)(b)	19,262	97,658

		13,612,995
Building Products — 3.6%
Apogee Enterprises, Inc.	26,724	1,293,442
Continental Building Products, Inc. (a)	44,912	997,495
Gibraltar Industries, Inc. (a)	5,111	195,036
Insteel Industries, Inc.	9,503	316,450
Masonite International Corp. (a)	7,286	486,195
NCI Building Systems, Inc. (a)	14,643	221,695
Ply Gem Holdings, Inc. (a)	1,053	14,710
Universal Forest Products, Inc.	20,368	2,223,167

		5,748,190
Capital Markets — 0.2%
BGC Partners, Inc., Class A	9,357	82,061
Evercore Partners, Inc., Class A	4,101	210,135

		292,196
Chemicals — 3.4%
Advanced Emissions Solutions, Inc. (a)	13,472	99,962
Chemtura Corp. (a)	13,467	403,875
Ferro Corp. (a)	1,529	20,397
GCP Applied Technologies, Inc. (a)	21,380	625,579
Ingevity Corp. (a)	1,028	45,623
Innospec, Inc.	6,412	380,103
Koppers Holdings, Inc. (a)	5,853	191,042
OMNOVA Solutions, Inc. (a)	23,785	237,850
PolyOne Corp.	35,831	1,235,095
Sensient Technologies Corp.	4,015	294,018
Stepan Co.	12,735	894,761
Trinseo SA (a)	18,766	1,085,801

		5,514,106
Commercial Services & Supplies — 2.9%
ACCO Brands Corp. (a)	3,011	30,110
ARC Document Solutions, Inc. (a)	106,938	361,450
Casella Waste Systems, Inc., Class A (a)	4,622	42,014
Herman Miller, Inc.	40,104	1,446,551
InnerWorkings, Inc. (a)	10,674	94,678
Knoll, Inc.	58,060	1,536,268
Quad/Graphics, Inc.	719	19,478
Steelcase, Inc., Class A	56,918	850,355
Tetra Tech, Inc.	7,518	265,385

		4,646,289
Communications Equipment — 2.2%
Calix, Inc. (a)	15,889	118,214
Ciena Corp. (a)	27,703	594,229
Lumentum Holdings, Inc. (a)	6,898	242,258
NETGEAR, Inc. (a)	11,158	636,006
ShoreTel, Inc. (a)	67,001	537,348
Ubiquiti Networks, Inc. (a)	26,297	1,351,666

		3,479,721
Construction & Engineering — 1.0%
Comfort Systems U.S.A., Inc.	43,749	1,242,034
Dycom Industries, Inc. (a)	468	37,964
MasTec, Inc. (a)	8,901	262,134

		1,542,132
Construction Materials — 0.1%
Summit Materials, Inc., Class A (a)	6,386	126,060

Common Stocks	Shares	Value
Consumer Finance — 0.3%
Consumer Portfolio Services, Inc. (a)	42,433	$162,943
Emergent Capital, Inc. (a)	64,692	244,536
Enova International, Inc. (a)	4,185	40,134

		447,613
Containers & Packaging — 0.2%
Greif, Inc., Class A	9,256	394,583
Distributors — 0.6%
Core-Mark Holding Co., Inc.	27,265	1,040,160
Diversified Consumer Services — 0.3%
Collectors Universe, Inc.	11,457	219,287
K12, Inc. (a)	23,684	283,024
Regis Corp. (a)	3,741	47,024

		549,335
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	4,288	80,614
Diversified Telecommunication Services — 0.4%
FairPoint Communications, Inc. (a)	6,147	85,689
Inteliquent, Inc.	34,457	573,364

		659,053
Electric Utilities — 0.1%
Spark Energy, Inc., Class A	3,706	107,437
Electrical Equipment — 0.1%
Babcock & Wilcox Enterprises, Inc. (a)	2,039	33,338
LSI Industries, Inc.	16,497	167,115

		200,453
Electronic Equipment, Instruments & Components — 3.9%
Belden, Inc.	14,362	1,071,262
Coherent, Inc. (a)	2,260	237,707
Fabrinet (a)	18,852	731,835
II-VI, Inc. (a)	6,027	127,712
PC Connection, Inc.	498	12,983
Sanmina Corp. (a)	50,227	1,319,966
SYNNEX Corp.	11,548	1,226,051
Tech Data Corp. (a)	21,794	1,617,987

		6,345,503
Energy Equipment & Services — 0.2%
Aspen Aerogels, Inc. (a)	10,192	50,043
Exterran Corp. (a)	8,235	116,361
Helix Energy Solutions Group, Inc. (a)	2,703	20,273
Matrix Service Co. (a)	6,395	118,244
McDermott International, Inc. (a)	3,592	18,786
PHI, Inc. (a)	20	373
Pioneer Energy Services Corp. (a)	4,275	14,236

		338,316
Food & Staples Retailing — 0.2%
Performance Food Group Co. (a)	14,654	376,608
Food Products — 1.5%
Amplify Snack Brands, Inc. (a)	2,409	40,784
Cal-Maine Foods, Inc. (b)	16,631	764,028
Dean Foods Co.	73,116	1,258,326
Fresh Del Monte Produce, Inc.	5,900	343,203

		2,406,341
Gas Utilities — 0.2%
Southwest Gas Corp.	3,611	252,120
Health Care Equipment & Supplies — 6.4%
ABIOMED, Inc. (a)	2,299	271,144
Cantel Medical Corp.	10,940	827,173
Cutera, Inc. (a)	245	2,671

2	BLACKROCK MASTER LLC	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Cynosure, Inc., Class A (a)	11,857	$617,631
Glaukos Corp. (a)	4,478	133,623
ICU Medical, Inc. (a)	6,665	831,592
Insulet Corp. (a)	7,451	315,401
LeMaitre Vascular, Inc.	3,872	71,167
Masimo Corp. (a)	55,272	3,268,786
Neogen Corp. (a)	4,350	256,911
NuVasive, Inc. (a)	15,391	1,007,649
NxStage Medical, Inc. (a)	15,752	360,091
Orthofix International NV (a)	5,123	231,098
RTI Surgical, Inc. (a)	126,218	405,160
SeaSpine Holdings Corp. (a)	19,080	198,241
SurModics, Inc. (a)	7,113	202,507
West Pharmaceutical Services, Inc.	15,616	1,277,857

		10,278,702
Health Care Providers & Services — 2.3%
Alliance HealthCare Services, Inc. (a)	6,635	41,801
American Renal Associates Holdings, Inc. (a)	4,760	101,055
AMN Healthcare Services, Inc. (a)	22,727	823,399
BioTelemetry, Inc. (a)	12,131	224,060
CorVel Corp. (a)	1,049	40,324
Diplomat Pharmacy, Inc. (a)	8,163	255,420
Five Star Quality Care, Inc. (a)	61,307	129,971
HealthSouth Corp.	3,796	154,535
Surgical Care Affiliates, Inc. (a)	12,314	507,953
U.S. Physical Therapy, Inc.	8,639	544,689
WellCare Health Plans, Inc. (a)	8,222	926,619

		3,749,826
Health Care Technology — 0.5%
Cotiviti Holdings, Inc. (a)	3,981	132,328
Imprivata, Inc. (a)	11	211
Medidata Solutions, Inc. (a)	5,544	299,930
Omnicell, Inc. (a)	5,579	209,659
Press Ganey Holdings, Inc. (a)	1,161	46,777
Vocera Communications, Inc. (a)	7,685	125,265

		814,170
Hotels, Restaurants & Leisure — 4.7%
BJ’s Restaurants, Inc. (a)	1,088	43,215
Bloomin’ Brands, Inc.	16,325	318,991
Bravo Brio Restaurant Group, Inc. (a)	14,337	67,384
Carrols Restaurant Group, Inc. (a)	50,645	681,682
Century Casinos, Inc. (a)	5,926	37,867
Cheesecake Factory, Inc.	28,021	1,440,560
Cracker Barrel Old Country Store, Inc.	1,965	298,896
Dave & Buster’s Entertainment, Inc. (a)	9,570	444,527
Denny’s Corp. (a)	19,311	201,800
Intrawest Resorts Holdings, Inc. (a)	16,786	250,447
Isle of Capri Casinos, Inc. (a)	31,501	546,542
J. Alexander’s Holdings, Inc. (a)	24,854	247,794
Papa John’s International, Inc.	8,559	640,470
Red Rock Resorts, Inc., Class A	4,169	93,969
Ruth’s Hospitality Group, Inc.	3,183	47,618
Scientific Games Corp., Class A (a)	11,717	96,665
Texas Roadhouse, Inc.	1,735	76,808
Vail Resorts, Inc.	12,630	2,000,971

		7,536,206
Household Durables — 1.3%
Ethan Allen Interiors, Inc.	1,907	63,808
Installed Building Products, Inc. (a)	16,873	563,221
La-Z-Boy, Inc.	23,012	613,730
TopBuild Corp. (a)	19,122	652,443

Common Stocks	Shares	Value
Household Durables (continued)
ZAGG, Inc. (a)	34,152	$248,285

		2,141,487
Household Products — 0.1%
Central Garden & Pet Co. (a)	5,871	150,767
Central Garden & Pet Co., Class A (a)	3,785	91,786

		242,553
Insurance — 0.3%
CNO Financial Group, Inc.	3,592	58,370
State National Cos., Inc.	10,732	109,144
Universal Insurance Holdings, Inc.	10,991	272,357

		439,871
Internet & Catalog Retail — 0.3%
Liberty TripAdvisor Holdings, Inc., Class A (a)	6,888	143,339
Overstock.com, Inc. (a)	1,039	16,011
Shutterfly, Inc. (a)	5,858	294,189

		453,539
Internet Software & Services — 5.1%
Bankrate, Inc. (a)	21,942	172,025
Brightcove, Inc. (a)	6,588	84,919
Carbonite, Inc. (a)	12,243	170,912
Cvent, Inc. (a)	5,509	180,034
EarthLink Holdings Corp.	154,964	987,121
Everyday Health, Inc. (a)	6,685	51,207
Five9, Inc. (a)	11,454	171,695
GrubHub, Inc. (a)	535	21,705
IntraLinks Holdings, Inc. (a)	4,891	46,660
Limelight Networks, Inc. (a)	112,423	200,113
LogMeIn, Inc.	23,654	1,975,109
NIC, Inc.	52,420	1,204,612
QuinStreet, Inc. (a)	194,009	593,668
Shutterstock, Inc. (a)	2,765	160,315
Stamps.com, Inc. (a)	239	23,116
Support.com, Inc. (a)	31,119	26,451
Web.com Group, Inc. (a)	58,703	1,024,954
Wix.com Ltd. (a)	16,436	687,353
XO Group, Inc. (a)	24,815	462,552

		8,244,521
IT Services — 2.4%
Convergys Corp.	15,441	460,605
CSG Systems International, Inc.	5,400	236,088
Datalink Corp. (a)	31,340	305,252
Euronet Worldwide, Inc. (a)	13,569	1,053,090
Everi Holdings, Inc. (a)	31,398	66,250
Hackett Group, Inc.	19,368	316,667
Lionbridge Technologies, Inc. (a)	21,257	103,522
Net 1 UEPS Technologies, Inc. (a)	30,251	295,552
Travelport Worldwide Ltd.	15,759	216,371
Unisys Corp. (a)	74,261	750,036

		3,803,433
Leisure Products — 0.8%
Brunswick Corp.	13,788	634,110
Johnson Outdoors, Inc., Class A	3,260	109,699
MCBC Holdings, Inc.	915	10,925
Nautilus, Inc. (a)	23,307	542,820

		1,297,554
Life Sciences Tools & Services — 1.2%
Cambrex Corp. (a)	2,960	126,777
Harvard Bioscience, Inc. (a)	37,642	102,010
INC Research Holdings, Inc., Class A (a)	11,267	491,579
PAREXEL International Corp. (a)	11,953	813,163

BLACKROCK MASTER LLC	AUGUST 31, 2016	3

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
PRA Health Sciences, Inc. (a)	7,631	$385,747

		1,919,276
Machinery — 3.3%
Briggs & Stratton Corp.	6,853	130,276
Commercial Vehicle Group, Inc. (a)	18,240	98,314
Global Brass & Copper Holdings, Inc.	28,440	798,311
Greenbrier Cos., Inc.	12,037	407,934
Hyster-Yale Materials Handling, Inc.	1,128	58,351
John Bean Technologies Corp.	19,601	1,346,197
Luxfer Holdings PLC — ADR	68,975	814,595
Lydall, Inc. (a)	374	17,967
Mueller Water Products, Inc., Class A	26,786	323,843
SPX Corp. (a)	4,955	93,848
SPX FLOW, Inc. (a)	5,526	162,520
Supreme Industries, Inc., Class A	11,570	199,467
Wabash National Corp. (a)	43,838	611,540
Watts Water Technologies, Inc., Class A	4,156	267,646

		5,330,809
Media — 0.7%
Carmike Cinemas, Inc. (a)	2,929	93,992
Entercom Communications Corp., Class A	9,874	135,373
Harte-Hanks, Inc.	57,209	92,679
Nexstar Broadcasting Group, Inc., Class A	2,011	106,020
Sinclair Broadcast Group, Inc., Class A	25,203	717,781
tronc, Inc.	2,959	50,155

		1,196,000
Metals & Mining — 0.6%
Coeur Mining, Inc. (a)	23,169	295,173
Ryerson Holding Corp. (a)	3,585	43,343
Worthington Industries, Inc.	13,962	598,970

		937,486
Multiline Retail — 0.6%
Big Lots, Inc.	18,328	903,937
Multi-Utilities — 0.2%
Avista Corp.	6,196	251,681
Oil, Gas & Consumable Fuels — 1.4%
Callon Petroleum Co. (a)	20,376	296,471
Carrizo Oil & Gas, Inc. (a)	12,630	483,603
Eclipse Resources Corp. (a)	18,506	63,105
EP Energy Corp., Class A (a)	11,158	45,971
Evolution Petroleum Corp.	11,626	65,919
Gener8 Maritime, Inc. (a)	1,123	5,626
Matador Resources Co. (a)	21,140	485,163
Oasis Petroleum, Inc. (a)	32,391	307,067
Overseas Shipholding Group, Inc., Class A	7,315	79,295
Sanchez Energy Corp. (a)	3,293	28,287
SemGroup Corp., Class A	2,179	67,767
Western Refining, Inc.	13,762	346,252

		2,274,526
Paper & Forest Products — 0.2%
Boise Cascade Co. (a)	11,665	306,090
Louisiana-Pacific Corp. (a)	3,402	66,271

		372,361
Personal Products — 0.2%
Avon Products, Inc.	16,916	96,421
Medifast, Inc.	5,484	201,647
Natural Health Trends Corp. (b)	1,235	39,693

		337,761

Common Stocks	Shares	Value
Pharmaceuticals — 3.4%
Catalent, Inc. (a)	7,426	$187,358
Durata Therapeutics, Inc. — CVR (a)	1,930	309
Heska Corp. (a)	4,096	223,519
Horizon Pharma PLC (a)	24,055	452,234
Impax Laboratories, Inc. (a)	10,554	255,301
Innoviva, Inc.	21,669	240,309
Intersect ENT, Inc. (a)	1,475	23,246
Juniper Pharmaceuticals, Inc. (a)	23,913	131,761
Pacira Pharmaceuticals, Inc. (a)	7,325	290,290
Prestige Brands Holdings, Inc. (a)	59,882	2,882,121
SciClone Pharmaceuticals, Inc. (a)	63,393	638,367
Sucampo Pharmaceuticals, Inc., Class A (a)	21,652	237,306

		5,562,121
Professional Services — 1.9%
Insperity, Inc.	23,329	1,529,216
Kforce, Inc.	46,000	890,100
RPX Corp. (a)	58,771	615,332

		3,034,648
Real Estate Investment Trusts (REITs) — 4.9%
American Assets Trust, Inc.	4,041	179,016
Chatham Lodging Trust	23,307	483,154
Chesapeake Lodging Trust	25,057	638,452
CoreSite Realty Corp.	9,913	773,412
DCT Industrial Trust, Inc.	6,136	298,885
DuPont Fabros Technology, Inc.	4,513	191,351
FelCor Lodging Trust, Inc.	5,541	39,396
First Industrial Realty Trust, Inc.	15,952	458,939
InfraREIT, Inc. (a)	14,442	272,954
National Storage Affiliates Trust	17,485	355,120
PS Business Parks, Inc.	29,185	3,233,114
Retail Opportunity Investments Corp.	12,087	269,661
RLJ Lodging Trust	22,310	520,715
Ryman Hospitality Properties, Inc.	2,794	150,764
Summit Hotel Properties, Inc.	7,495	107,179

		7,972,112
Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions SA (a)	2,787	90,800
AV Homes, Inc. (a)	2,413	36,605
Marcus & Millichap, Inc. (a)	30,126	784,782
RE/MAX Holdings, Inc., Class A	1,122	46,720
RMR Group, Inc., Class A	2,773	106,899

		1,065,806
Road & Rail — 0.2%
ArcBest Corp.	1,225	22,430
YRC Worldwide, Inc. (a)	21,151	245,140

		267,570
Semiconductors & Semiconductor Equipment — 4.7%
Acacia Communications, Inc. (a)(b)	1,412	157,650
Advanced Energy Industries, Inc. (a)	909	39,951
Advanced Micro Devices, Inc. (a)	158,282	1,171,287
Alpha & Omega Semiconductor Ltd. (a)	25,847	544,596
Amkor Technology, Inc. (a)	48,042	437,182
Cirrus Logic, Inc. (a)	5,638	286,129
Entegris, Inc. (a)	15,063	256,673
MaxLinear, Inc., Class A (a)	26,703	511,896
Microsemi Corp. (a)	34,305	1,370,828
Power Integrations, Inc.	6,248	364,883
Rudolph Technologies, Inc. (a)	3	53
Semtech Corp. (a)	35,945	956,137
Synaptics, Inc. (a)	503	28,656

4	BLACKROCK MASTER LLC	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Tessera Technologies, Inc.	41,974	$1,407,808

		7,533,729
Software — 7.3%
A10 Networks, Inc. (a)	65,553	645,697
Aspen Technology, Inc. (a)	47,451	2,157,122
AVG Technologies NV (a)	10,029	249,321
Barracuda Networks, Inc. (a)	2,729	63,313
CommVault Systems, Inc. (a)	804	41,438
Ellie Mae, Inc. (a)	8,927	873,685
Exa Corp. (a)	10,347	164,310
Fleetmatics Group PLC (a)	8,009	479,499
Gigamon, Inc. (a)	26,976	1,192,339
Manhattan Associates, Inc. (a)	35,388	2,141,682
MicroStrategy, Inc., Class A (a)	3,562	594,106
Mitek Systems, Inc. (a)	12,709	98,749
Monotype Imaging Holdings, Inc.	23,881	503,889
Proofpoint, Inc. (a)	9,865	759,112
Rubicon Project, Inc. (a)	3,109	26,427
Silver Spring Networks, Inc. (a)	5,832	79,607
Synchronoss Technologies, Inc. (a)	1,777	74,190
Take-Two Interactive Software, Inc. (a)	28,163	1,224,246
TiVo, Inc. (a)	17,292	183,468
Zix Corp. (a)	48,143	183,425

		11,735,625
Specialty Retail — 2.6%
Aaron’s, Inc. (a)	21,544	524,812
American Eagle Outfitters, Inc.	25,089	465,150
Asbury Automotive Group, Inc. (a)	7,048	378,619
Burlington Stores, Inc. (a)	8,075	655,851
Chico’s FAS, Inc.	23,363	296,243
Children’s Place, Inc.	4,613	375,498
Express, Inc. (a)	32,956	389,869
Group 1 Automotive, Inc.	5,833	346,130
Haverty Furniture Cos., Inc.	9,098	181,960
New York & Co., Inc. (a)	15,380	34,605
Outerwall, Inc.	3,250	168,870
Sonic Automotive, Inc., Class A	15,701	267,545
Tile Shop Holdings, Inc. (a)	5,145	80,005
TravelCenters of America LLC (a)	11,527	78,384

		4,243,541
Technology Hardware, Storage & Peripherals — 0.1%
Quantum Corp. (a)	377,776	242,230
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	887	49,823
Culp, Inc.	33,155	1,051,345
Oxford Industries, Inc.	5,223	325,967

		1,427,135
Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd. (a)	1,118	29,716
EverBank Financial Corp.	3	58
First Defiance Financial Corp.	4,638	210,983
Flagstar Bancorp, Inc. (a)	30,449	855,008
HomeStreet, Inc. (a)	1,546	40,289

		1,136,054
Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc. (a)	14,899	685,056
GMS, Inc. (a)	4,898	119,854
Neff Corp., Class A (a)	9,938	93,318
SiteOne Landscape Supply, Inc. (a)	4,069	155,599

		1,053,827

Common Stocks	Shares	Value
Water Utilities — 0.0%
California Water Service Group	2	$61
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. — CVR (a)	3,374	10,712
Total Common Stocks — 98.5%		158,967,335

Preferred Stocks
Household Durables — 0.0%
AliphCom:
Series 6 (Acquired 6/03/14, cost $0) (a)(c)	2,066	—
Series 8 (Acquired 8/31/15, cost $294,992) (a)(c)	49,410	—

		—
Software — 0.8%
Illumio Inc., Series C (Acquired 3/10/15, cost $250,317) (a)(c)	77,790	223,257
MongoDB:
Series C (Acquired 12/19/13, cost $379,504) (a)(c)	15,128	308,006
Series D (Acquired 12/19/13, cost $118,056) (a)(c)	4,706	95,814
Series E (Acquired 12/19/13, cost $4,168) (a)(c)	166	3,380
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $500,000) (a)(c)	81,566	748,776

		1,379,233
Total Preferred Stocks — 0.8%		1,379,233
Total Long-Term Investments (Cost — $145,336,312) — 99.3%		160,346,568

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21% (d)(e)	1,202,300	1,202,300

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.65% (d)(e)(f)	$1,441	1,440,571
Total Short-Term Securities (Cost — $2,642,871) — 1.7%		2,642,871
Total Investments (Cost — $147,979,183*) — 101.0%		162,989,439
Liabilities in Excess of Other Assets — (1.0)%		(1,560,628)

Net Assets — 100.0%		$161,428,811

BLACKROCK MASTER LLC	AUGUST 31, 2016	5

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Notes to Schedule of Investments

*	As of August 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$149,882,947

Gross unrealized appreciation	$22,409,629
Gross unrealized depreciation	(9,303,137)

Net unrealized appreciation	$13,106,492

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Master Portfolio held restricted securities with a current value of $1,379,233 and an original cost of $1,547,037, which was 0.9% of its net assets.

(d)	Current yield as of period end.

(e)	During the period ended August 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at May 31, 2016	Net Activity	Shares/ Beneficial Interest Held at August 31, 2016	Value at August 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,508,954	(1,508,954)	—	—	$1,284
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,202,300	1,202,300	$1,202,300	7
BlackRock Liquidity Series, LLC, Money Market Series	$1,600,704	$(160,133)	$1,440,571	1,440,571	49,688	[1]
Total				$2,642,871	$50,979

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Security was purchased with the cash collateral from loaned securities. The Master Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
11	Russell 2000 Mini Index	September 2016	$1,362,680	$(1,915)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs and derivative financial instruments)

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and

6	BLACKROCK MASTER LLC	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$1,905,076	—	—	$1,905,076
Air Freight & Logistics	1,492,061	—	—	1,492,061
Airlines	708,130	—	—	708,130
Auto Components	3,825,049	—	—	3,825,049
Banks	4,448,657	—	—	4,448,657
Beverages	617,667	—	—	617,667
Biotechnology	13,574,060	—	$38,935	13,612,995
Building Products	5,748,190	—	—	5,748,190
Capital Markets	292,196	—	—	292,196
Chemicals	5,514,106	—	—	5,514,106
Commercial Services & Supplies	4,646,289	—	—	4,646,289
Communications Equipment	3,479,721	—	—	3,479,721
Construction & Engineering	1,542,132	—	—	1,542,132
Construction Materials	126,060	—	—	126,060
Consumer Finance	447,613	—	—	447,613
Containers & Packaging	394,583	—	—	394,583
Distributors	1,040,160	—	—	1,040,160
Diversified Consumer Services	549,335	—	—	549,335
Diversified Financial Services	80,614	—	—	80,614
Diversified Telecommunication Services	659,053	—	—	659,053
Electric Utilities	107,437	—	—	107,437
Electrical Equipment	200,453	—	—	200,453
Electronic Equipment, Instruments & Components	6,345,503	—	—	6,345,503
Energy Equipment & Services	338,316	—	—	338,316
Food & Staples Retailing	376,608	—	—	376,608
Food Products	2,406,341	—	—	2,406,341
Gas Utilities	252,120	—	—	252,120
Health Care Equipment & Supplies	10,278,702	—	—	10,278,702
Health Care Providers & Services	3,749,826	—	—	3,749,826
Health Care Technology	814,170	—	—	814,170
Hotels, Restaurants & Leisure	7,536,206	—	—	7,536,206
Household Durables	2,141,487	—	—	2,141,487
Household Products	242,553	—	—	242,553
Insurance	439,871	—	—	439,871
Internet & Catalog Retail	453,539	—	—	453,539
Internet Software & Services	8,244,521	—	—	8,244,521
IT Services	3,803,433	—	—	3,803,433
Leisure Products	1,297,554	—	—	1,297,554
Life Sciences Tools & Services	1,919,276	—	—	1,919,276
Machinery	5,330,809	—	—	5,330,809
Media	1,196,000	—	—	1,196,000
Metals & Mining	937,486	—	—	937,486
Multiline Retail	903,937	—	—	903,937
Multi-Utilities	251,681	—	—	251,681
Oil, Gas & Consumable Fuels	2,274,526	—	—	2,274,526
Paper & Forest Products	372,361	—	—	372,361
Personal Products	337,761	—	—	337,761
Pharmaceuticals	5,561,812	—	309	5,562,121
Professional Services	3,034,648	—	—	3,034,648
Real Estate Investment Trusts (REITs)	7,972,112	—	—	7,972,112
Real Estate Management & Development	1,065,806	—	—	1,065,806
Road & Rail	267,570	—	—	267,570

BLACKROCK MASTER LLC	AUGUST 31, 2016	7

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio

	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$7,533,729	—	—	$7,533,729
Software	11,735,625	—	—	11,735,625
Specialty Retail	4,243,541	—	—	4,243,541
Technology Hardware, Storage & Peripherals	242,230	—	—	242,230
Textiles, Apparel & Luxury Goods	1,427,135	—	—	1,427,135
Thrifts & Mortgage Finance	1,136,054	—	—	1,136,054
Trading Companies & Distributors	1,053,827	—	—	1,053,827
Water Utilities	61	—	—	61
Wireless Telecommunication Services	—	—	$10,712	10,712
Preferred Stocks	—	—	1,379,233	1,379,233
Short-Term Securities	1,202,300	$1,440,571	—	2,642,871

Total	$160,119,679	$1,440,571	$1,429,189	$162,989,439

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,915)	—	—	$(1,915)

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$15,217	—	—	$15,217
Cash pledged for futures contracts	77,200	—	—	77,200
Liabilities:
Collateral on securities loaned at value	—	$(1,440,571)	—	(1,440,571)

Total	$92,417	$(1,440,571)	—	$(1,348,154)

During the period ended August 31, 2016, there were no transfers between levels.

8	BLACKROCK MASTER LLC	AUGUST 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 21, 2016